EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-A
Monthly Servicer's Statement
for the month ended July 31, 2014
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	37.01%
From	01-Jul-14	15-Jul-14	15-Aug-14	Floating Allocation Percentage at Month-End	74.48%
To	31-Jul-14	15-Aug-14
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,257,900,000.00

Required Participation Amount	$1,257,900,000.00		Accumulation Account
Excess Receivables	$329,058,357.38		Beginning	-

Total Collateral	$1,586,958,357.38		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	158.70%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.152000%
Beginning Gross Principal Pool Balance	$5,067,055,689.82		Applicable Margin	0.470000%
Total Principal Collections	$(2,208,585,829.57)			0.622000%
Investment in New Receivables	$1,980,172,173.62
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(30,365,290.47)		Interest	535,611.11	0.54
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.54
Less Net CMA Offset	$(515,448,680.59)
Less Servicing Adjustment	$(5,039,982.68)		Total Due Investors	535,611.11	0.622000%
Ending Balance	$4,287,788,080.13		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,315,028.94
SAP for Next Period	37.01%

Average Receivable Balance	$4,425,418,159.76
Monthly Payment Rate	49.91%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,515,760.49
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,515,760.49